                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: 9/30/05

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Sonar Capital Management, LLC
   Address:      75 Park Plaza
                 2nd Floor
                 Boston, MA 02116

Form 13F File Number: 28-11132

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Robert Johnson
Title:   Chief Financial Officer
Phone:   617-956-3860

Signature, Place, and Date of Signing:

          /s/ Robert Johnson             Boston, MA          11/7/05
   -------------------------------    -----------------   -------------
           [Signature]                  [City, State]        [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                0
                                        --------------------

Form 13F Information Table Entry Total:          44
                                        --------------------

Form 13F Information Table Value Total:     297,995
                                        --------------------
                                            (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                      FORM 13F INFORMATION TABLE


      COLUMN 1               COLUMN 2       COLUMN 3 COLUMN 4         COLUMN 5         COLUMN 6    COLUMN 7          COLUMN 8
------------------------- ---------------- --------- -------- ---------------------- ------------ --------- ---------------------
                                                      VALUE    SHRS OR   SH/   PUT/   INVESTMENT    OTHER      VOTING AUTHORITY
   NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT   PRN   CALL   DISCRETION   MANAGERS    SOLE   SHARED NONE
------------------------- ---------------- --------- -------- --------- ----- ------ ------------ --------- --------- ------ ----
ADTRAN INC                        COM      00738A106      882    28,000   SH             SOLE                  28,000   0      0
ADVANCED SEMICONDUCTOR
  ENGR                       SPDN ADR      00756M404    1,604   473,016   SH             SOLE                 473,016   0      0
ADVANCED MEDICAL
  OPTICS INC                      COM      00763M108    9,658   254,500   SH             SOLE                 254,500   0      0
ADVANCED MICRO
  DEVICES INC                     COM      007903107   17,741   704,000   SH             SOLE                 704,000   0      0
ANDRX CORP DEL                    COM      034553107    3,361   217,800   SH             SOLE                 217,800   0      0
ARRIS GROUP INC                   COM      04269Q100    4,270   360,000   SH             SOLE                 360,000   0      0
BECKMAN COULTER INC               COM      075811109   12,092   224,000   SH             SOLE                 224,000   0      0
BIOSANTE PHARMACE
  WRNT TO PRCHSE                  COM      09065V203      101    30,000   SH   CALL      SOLE                  30,000   0      0
BROADCOM CORP                     COM      111320107    9,384   200,000   SH   CALL      SOLE                 200,000   0      0
BROADCOM CORP                     COM      111320107    7,507   160,000   SH   CALL      SOLE                 160,000   0      0
BROADCOM CORP                    CL A      111320107   21,508   458,400   SH             SOLE                 458,400   0      0
CKX INC                           COM      12562M106    5,129   408,000   SH             SOLE                 408,000   0      0
CARACO
  PHARMACEUTICAL LABS L           COM      14075T107    2,046   235,500   SH             SOLE                 235,500   0      0
COLEY
  PHARMACEUTICAL GROUP I          COM      19388P106    1,365    75,000   SH             SOLE                  75,000   0      0
COLLAGENEX
  PHARMACEUTICALS I               COM      19419B100    1,961   197,700   SH             SOLE                 197,700   0      0
CONOR MEDSYSTEMS INC              COM      208264101    5,974   254,200   SH             SOLE                 254,200   0      0
FINISAR                           COM      31787A101    5,480 4,000,000   SH             SOLE               4,000,000   0      0
FOREST LABS INC                   COM      345838106    9,548   245,000   SH             SOLE                 245,000   0      0
GENENTECH INC                     COM      368710406    4,632    55,000   SH             SOLE                  55,000   0      0
GENESIS MICROCHIP INC DEL         COM      37184C103   13,719   625,000   SH             SOLE                 625,000   0      0
INFORMATICA CORP                  COM      45666Q102    7,272   605,000   SH             SOLE                 605,000   0      0
INSPIRE
  PHARMACEUTICAL INC              COM      457733103    3,260   429,000   SH             SOLE                 429,000   0      0
LEXAR MEDIA INC                   COM      52886P104    8,585 1,345,600   SH             SOLE               1,345,600   0      0
MANNKIND COPR                     COM      56400P201    1,525   111,400   SH             SOLE                 111,400   0      0
MAXIM INTEGRATED
  PRODS INC                       COM      57772K101    5,545   130,000   SH             SOLE                 130,000   0      0
MEDICIS
  PHARMACEUTICAL CORP            CL A      584690309   11,002   337,900   SH             SOLE                 337,900   0      0
NOVATEL WIRELESS INC              COM      66987M604    3,780   261,200   SH             SOLE                 261,200   0      0
OSI
  PHARMACEUTICALS INC             COM      671040103    6,287   215,000   SH             SOLE                 215,000   0      0
PANACOS
  PHARMACEUTICALS INC             COM      69811Q106    7,258   745,200   SH             SOLE                 745,200   0      0
RF MICRODEVICES INC               COM      749941100   11,018 1,950,000   SH             SOLE               1,950,000   0      0
REDBACK NETWORKS INC              COM      757209507   14,627 1,474,500   SH             SOLE               1,474,500   0      0
RIGEL
  PHARMACEUTICALS INC             COM      766559603    2,819   118,600   SH             SOLE                 118,600   0      0
SHOE CARNIVAL INC                 COM      824889109    1,361    85,563   SH             SOLE                  85,563   0      0
SIGMATEL INC                      COM      82661W107    2,024   100,000   SH   CALL      SOLE                 100,000   0      0
SIGMATEL INC                      COM      82661W107    1,012    50,000   SH   CALL      SOLE                  50,000   0      0
SIGMATEL INC                      COM      82661W107    1,714    84,700   SH             SOLE                  84,700   0      0
SILICON STORAGE
  TECHNOLOGY I                    COM      827057100    9,924 1,844,700   SH             SOLE               1,844,700   0      0
SIRF TECHNOLOGY HLDGS INC         COM      82967H101    7,533   250,000   SH   CALL      SOLE                 250,000   0      0
SIRF TECHNOLOGY HLDGS INC         COM      82967H101   20,503   680,500   SH             SOLE                 680,500   0      0
SKECHERS U S A INC               CL A      830566105    2,825   172,600   SH             SOLE                 172,600   0      0
STATS CHIPPAC LTD            SPDN ADR      85771T104    3,279   522,200   SH             SOLE                 522,200   0      0
TENET HEALTHCARE CORP             COM      88033G100   10,556   940,000   SH             SOLE                 940,000   0      0
TEXAS INSTRS INC                  COM      882508104    5,424   160,000   SH             SOLE                 160,000   0      0
GARMIN LTD                        ORD      G37260109   10,900   160,700   SH             SOLE                 160,700   0      0